SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        European Investors Inc.
             -----------------------------------------------
Address:     640 Fifth Avenue
             -----------------------------------------------
             8th Floor
             -----------------------------------------------
             New York, NY  10019
             -----------------------------------------------


Form 13F File Number: 28-03872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Meagher
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Title: Compliance Officer
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Phone: 212-735-9500
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              1
                                                ----------------------

Form 13F Information Table Entry Total:         90
                                                ----------------------
Form 13F Information Table Value Total:         $2,999,776
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

E.I.I. Realty Securities Inc.


FORM 13F Report for Quarter Ended June 30, 2012

Name of Reporting Manager:  European Investors Inc.
13F File No.: 28-03872

European Investors Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN COM        COM              014482103      765    14360 SH       Sole                    14360
ALEXANDRIA REAL ESTATE         COM              015271109    85077  1169919 SH       Sole                   721200            448719
AMDOCS LTD ORD                 COM              G02602103      633    21300 SH       Sole                    21300
AMERICAN ASSETS TRUST INC      COM              024013104     2229    91900 SH       Sole                    59600             32300
AMERICAN CAMPUS COMMUNITIES    COM              024835100    69519  1545563 SH       Sole                   938100            607463
ANNALY CAP MGMT INC COM        COM              035710409      168    10000 SH       Sole                    10000
AVALONBAY CMNTYS INC COM       COM              053484101    60840   430023 SH       Sole                   337100             92923
BABCOCK & WILCOX CO NEW COM    COM              05615F102      478    19500 SH       Sole                    19500
BIO RAD LABS INC CL A          COM              090572207      750     7500 SH       Sole                     7500
BIOMED REALTY TRUST INC        COM              09063H107     1902   101800 SH       Sole                    71900             29900
BMC SOFTWARE INC COM           COM              055921100      751    17600 SH       Sole                    17600
BOSTON PROPERTIES INC COM      COM              101121101   196698  1815060 SH       Sole                  1118659            696401
BRANDYWINE RLTY TR             COM              105368203     1016    82300 SH       Sole                    82300
BRE PROPERTIES INC CL A        COM              05564E106    12485   249600 SH       Sole                   246700              2900
BRINKS CO COM                  COM              109696104      533    23000 SH       Sole                    23000
BROOKFIELD OFFICE PPTYS INC CO COM              112900105   113671  6525305 SH       Sole                  4352100           2173205
CAMDEN PPTY TR SH BEN INT      COM              133131102    19252   284500 SH       Sole                   284500
CHEMED CORP NEW COM            COM              16359R103      774    12800 SH       Sole                    12800
COLONIAL PPTYS TR              COM              195872106     2464   111300 SH       Sole                    76100             35200
COLONY FINL INC COM            COM              19624R106     1294    74800 SH       Sole                    51400             23400
COMPUTER SCIENCES CORP COM     COM              205363104      685    27600 SH       Sole                    27600
DDR CORP COM                   COM              23317H102    90794  6201797 SH       Sole                  4265221           1936576
DIAMONDROCK HOSPITALITY CO     COM              252784301    12827  1257500 SH       Sole                  1180000             77500
DOUGLAS EMMETT INC             COM              25960P109    28552  1236029 SH       Sole                   754859            481170
DST SYS INC DEL COM            COM              233326107      785    14450 SH       Sole                    14450
DUPONT FABROS TECH INC COM     COM              26613Q106     2068    72400 SH       Sole                    47700             24700
EASTGROUP PPTY INC COM         COM              277276101      975    18300 SH       Sole                    18300
ENTERTAINMENT PPTYS TR COM S   COM              29380T105    12029   292600 SH       Sole                   276000             16600
EQUAL ENERGY LTD               COM              29390Q109      180    72105 SH       Sole                    72105
EQUITY ONE COM                 COM              294752100      297    14000 SH       Sole                                      14000
EQUITY RESIDENTIAL SH BEN IN   COM              29476L107   204396  3277686 SH       Sole                  2190700           1086986
ESSEX PPTY TR INC COM          COM              297178105   175696  1141479 SH       Sole                   703255            438224
EXELIS INC COM                 COM              30162A108      361    36600 SH       Sole                    36600
FEDERAL REALTY INVT TR         COM              313747206    86978   835600 SH       Sole                   512200            323400
GARDNER DENVER INC COM         COM              365558105      362     6850 SH       Sole                     6850
GOVERNMENT PPTYS INCOME TR C   COM              38376A103     2434   107600 SH       Sole                                     107600
HARTFORD FINL SVCS GROUP INC   COM              416515104      658    37300 SH       Sole                    37300
HAWAIIAN TELCOM HOLDCO COM     COM              420031106      522    26760 SH       Sole                    26760
HCP INC COM                    COM              40414L109   105886  2398322 SH       Sole                  1738891            659431
HEALTH CARE REIT INC COM       COM              42217K106   156203  2679300 SH       Sole                  1836900            842400
HIGHWOODS PPTYS INC COM        COM              431284108    16102   478500 SH       Sole                   478500
HOST HOTELS & RESORTS INC COM  COM              44107P104    67286  4253253 SH       Sole                  2598141           1655112
HYATT HOTELS CORP              COM              448579102     2192    59000 SH       Sole                    38600             20400
KILROY RLTY CORP               COM              49427F108    13085   270300 SH       Sole                   270300
KIMCO RLTY CORP COM            COM              49446R109    17005   893600 SH       Sole                   883400             10200
LASALLE HOTEL PROPERTY         COM              517942108     1440    49400 SH       Sole                    49400
LIBERTY PPTY TR                COM              531172104     1223    33200 SH       Sole                    33200
MACERICH CO COM                COM              554382101    27954   473400 SH       Sole                   445100             28300
MACK CALI RLTY CORP COM        COM              554489104    22378   769800 SH       Sole                   769800
MCDERMOTT INTL INC COM         COM              580037109      471    42300 SH       Sole                    42300
MEADWESTVACO CORP COM          COM              583334107      648    22550 SH       Sole                    22550
NATIONAL HEALTH INVS           COM              63633D104     3279    64400 SH       Sole                                      64400
NATIONAL RETAIL PPTYS COM      COM              637417106      444    15700 SH       Sole                     4600             11100
NORDION INC COM                COM              65563C105      665    71100 SH       Sole                    71100
NORTHWEST BANCSHARES I COM     COM              667340103      554    47300 SH       Sole                    47300
ORITANI FINL CORP DEL COM      COM              68633D103      296    20600 SH       Sole                    20600
PENNEY J C INC COM             COM              708160106      571    24500 SH       Sole                    24500
PIEDMONT OFFICE REALTY TR IN   COM              720190206    11341   659000 SH       Sole                   659000
PLUM CREEK TIMBER CO COM       COM              729251108     2235    56300 SH       Sole                    38700             17600
POTLATCH CORP NEW COM          COM              737630103     1278    40000 SH       Sole                                      40000
PROGRESS SOFTWARE CORP COM     COM              743312100      580    27780 SH       Sole                    27780
PROLOGIS INC COM               COM              74340W103   188261  5665387 SH       Sole                  3757212           1908175
PS BUSINESS PKS INC CALIF COM  COM              69360J107     7524   111100 SH       Sole                    31600             79500
PUBLIC STORAGE COM             COM              74460D109   171309  1186266 SH       Sole                   774075            412191
RAYONIER INC COM               COM              754907103     3790    84400 SH       Sole                                      84400
REALTY INCOME CORP COM         COM              756109104    15580   373000 SH       Sole                   367200              5800
REGENCY CTRS CORP COM          COM              758849103    16493   346700 SH       Sole                   346700
REGIS CORP MINN COM            COM              758932107      684    38100 SH       Sole                    38100
SHAW GROUP INC COM             COM              820280105      623    22800 SH       Sole                    22800
SIMON PPTY GROUP INC NEW COM   COM              828806109   373972  2402493 SH       Sole                  1548432            854061
SL GREEN RLTY CORP COM         COM              78440X101    67475   840918 SH       Sole                   512230            328688
SOVRAN SELF STORAGE INC        COM              84610H108      857    17100 SH       Sole                    17100
STARWOOD HOTELS AND RESORTS    COM              85590A401    76436  1441092 SH       Sole                   889400            551692
SUNOCO INC COM                 COM              86764P109      784    16500 SH       Sole                    16500
TAUBMAN CTRS INC               COM              876664103    85654  1110081 SH       Sole                   763700            346381
TELEPHONE & DATA SYS INC COM   COM              879433829      611    28700 SH       Sole                    28700
UDR INC COM                    COM              902653104   106221  4110722 SH       Sole                  2817200           1293522
UNIVERSAL AMERN CORP NEW COM   COM              91338E101      405    38420 SH       Sole                    38420
URSTADT BIDDLE PPTYS INS CL A  COM              917286205     6605   334100 SH       Sole                   110400            223700
VCA ANTECH INC COM             COM              918194101      598    27200 SH       Sole                    27200
VENTAS INC COM                 COM              92276F100   188082  2979750 SH       Sole                  1980414            999336
VIEWPOINT FINL GROUP INC MD CO COM              92672A101      385    24608 SH       Sole                    24608
VISTEON CORP COM NEW           COM              92839U206      501    13350 SH       Sole                    13350
VORNADO RLTY TR                COM              929042109    22885   272500 SH       Sole                   272500
WEINGARTEN RLTY INVS SH BEN IN COM              948741103    16694   633800 SH       Sole                   594300             39500
WILLIS GROUP HOLDINGS PUBLIC   COM              G96666105      513    14050 SH       Sole                    14050
WORLD WRESTLING ENTMT INC CL   COM              98156Q108      412    52700 SH       Sole                    52700
YAHOO INC COM                  COM              984332106      649    41000 SH       Sole                    41000
RAMCO-GERSHENSON PPTY TR PFD  PRD            751452608      500    10000 SH       Sole                    10000
ENTERTAINMENT PTY TR PFD C               29380T402      259    13700 SH       Sole                    13700